Short-term and long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Short-term and long-term borrowings
Summary of short-term and long-term borrowings

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Short-term borrowings, including short-term portions of long-term borrowings	7,277	36	5
Long-term borrowings	10,395	—	—